RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					11 Months Ended	12 Months Ended
	Nov. 09, 2022	Aug. 10, 2022	Aug. 13, 2021	Mar. 22, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 23, 2021	Aug. 18, 2021
Related Party Transaction [Line Items]
Cash					$ 337,595	$ 193,829
Fair value of working capital loan initial measurement						92,000
Fair value of working capital loan						$ 150,000
Deposits	$ 1,150,000
Proceeds from loan	$ 1,150,000
Exercise price						$ 0.01
Mehana Capital LLC [Member]
Related Party Transaction [Line Items]
Purchased shares of placement units	57,500	115,000
Proceeds from loan	$ 575,000	$ 1,150,000
Mehana Equity LLC [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Service cost payable						$ 10,000
Formation cost						229
Incurred expense					$ 47,096	$ 120,000
Affiliate Sponsor [Member]
Related Party Transaction [Line Items]
Working capital loan							$ 1,500,000
Business acquisition, share price						$ 0.10	$ 10.00
Proceeds from related party debt						$ 960,000
Deposits						1,150,000
Payments for repurchase of equity						2,300,000
Affiliate Sponsor [Member] | Sponsor Working Capital Loan [Member]
Related Party Transaction [Line Items]
Issuable, value assigned						$ 1,500,000
Business acquisition, share price						$ 10.00
Affiliate Sponsor [Member] | Sponsor Working Capital Loan [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Working capital loan						$ 1,500,000
Aerwins [Member]
Related Party Transaction [Line Items]
Purchased shares of placement units	57,500
Proceeds from loan	$ 575,000
IPO [Member]
Related Party Transaction [Line Items]
Purchased shares of placement units			10,000,000
Price per shares								$ 10.00
Exercise price								$ 11.50
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Loan amount				$ 300,000
Promissory note - related party				$ 186,542
Common Class B [Member]
Related Party Transaction [Line Items]
Purchased shares of placement units				2,875,000
Cash				$ 25,000
Forfeited shares				375,000
Percentage of issued and outstanding shares				20.00%
Price per shares				$ 12.00
Common stock par value					$ 0.000001	$ 0.000001
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par value					$ 0.000001	0.000001
Exercise price						$ 18.00
Common Class A [Member] | Mehana Capital LLC [Member]
Related Party Transaction [Line Items]
Common stock par value	$ 0.000001	$ 0.000001
Exercise price	$ 11.50	$ 11.50